Condensed Consolidated Statements Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Currency translation differences	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 4,664	$ 114,223	$ (969)	$ (72,797)	$ 45,121
Balance (in Shares) at Dec. 31, 2021	10,722,024
Exercise of options	$ 18	156			174
Exercise of options (in Shares)	39,457
Exercise of warrants	$ 149	1,151			1,300
Exercise of warrants (in Shares)	325,000
Share-based compensation		1,055			1,055
Net income (loss)				(8,145)	(8,145)
Balance at Jun. 30, 2022	$ 4,831	116,585	(969)	(80,942)	39,505
Balance (in Shares) at Jun. 30, 2022	11,086,481
Balance at Mar. 31, 2022	$ 4,831	115,991	(969)	(76,657)	43,196
Balance (in Shares) at Mar. 31, 2022	11,086,481
Share-based compensation		594			594
Share-based compensation (in Shares)
Net income (loss)				(4,285)	(4,285)
Balance at Jun. 30, 2022	$ 4,831	116,585	(969)	(80,942)	39,505
Balance (in Shares) at Jun. 30, 2022	11,086,481
Balance at Dec. 31, 2022	$ 4,873	118,099	(969)	(89,722)	32,281
Balance (in Shares) at Dec. 31, 2022	11,186,481
Exercise of options	$ 14	134			148
Exercise of options (in Shares)	32,913
Exercise of warrants	$ 76	668			744
Exercise of warrants (in Shares)	186,000
Share-based compensation		819			819
Net income (loss)				2,047	2,047
Balance at Jun. 30, 2023	$ 4,963	119,720	(969)	(87,675)	36,039
Balance (in Shares) at Jun. 30, 2023	11,405,394
Balance at Mar. 31, 2023	$ 4,955	119,341	(969)	(93,437)	29,890
Balance (in Shares) at Mar. 31, 2023	11,385,041
Exercise of options	$ 8	81			89
Exercise of options (in Shares)	20,353
Share-based compensation		298			298
Net income (loss)				5,762	5,762
Balance at Jun. 30, 2023	$ 4,963	$ 119,720	$ (969)	$ (87,675)	$ 36,039
Balance (in Shares) at Jun. 30, 2023	11,405,394